INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
INVESTMENTS
Summary of Abbott common share data

	2025	2024
Abbott common shares, 22,899,112 and 24,199,951 shares, respectively (dollars in thousands)	$2,869,030	$2,737,256
Market price per share	$125.29	$113.11

Abbott Laboratories Stock Retirement Plan (Puerto Rico)
INVESTMENTS
Summary of Abbott common share data

	2025	2024
Abbott common shares, 529,424 and 553,452 shares, respectively (dollars in thousands)	$66,331	$62,601
Market price per share	$125.29	$113.11